UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Laurion Capital Management LP
Address: 7 Times Square, Suite 2505
         New York, NY  10036

13F File Number:  28-NEW   028-12437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin A. Smith
Title:     Partner
Phone:     212.938.6300

Signature, Place, and Date of Signing:

       /s/ Benjamin A. Smith     New York, NY     August 06, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $83,617 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      234    16409 SH       SOLE                      234        0        0
APPLE INC                      COM              037833100    46375   380000 SH  PUT  SOLE                    46375        0        0
APPLE INC                      COM              037833100    30510   250000 SH  PUT  SOLE                    30510        0        0
ATMEL CORP                     COM              049513104      158    28500 SH       SOLE                      158        0        0
BAKER HUGHES INC               COM              057224107      302     3600 SH       SOLE                      302        0        0
BP PLC                         SPONSORED ADR    055622104      252     3500 SH       SOLE                      252        0        0
COSTCO WHSL CORP NEW           COM              22160K105      421     7200 SH       SOLE                      421        0        0
CROWN CASTLE INTL CORP         COM              228227104      311     8600 SH       SOLE                      311        0        0
EXPEDIA INC DEL                COM              30212P105      380    13000 SH       SOLE                      380        0        0
INVESTORS FINL SERVICES CORP   COM              461915100      239     3880 SH       SOLE                      239        0        0
KOHLS CORP                     COM              500255104      312     4400 SH       SOLE                      312        0        0
LSI CORPORATION                COM              502161102      418    55728 SH       SOLE                      418        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      476     8500 SH       SOLE                      476        0        0
OMNICOM GROUP INC              COM              681919106      613    11600 SH       SOLE                      613        0        0
PMC-SIERRA INC                 COM              69344F106       81    10600 SH       SOLE                       81        0        0
PNC FINL SVCS GROUP INC        COM              693475105      332     4644 SH       SOLE                      332        0        0
REGIONS FINANCIAL CORP NEW     COM              7591EP100      251     7600 SH       SOLE                      251        0        0
REPUBLIC SVCS INC              COM              760759100      200     6550 SH       SOLE                      200        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104      363    40400 SH       SOLE                      363        0        0
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106      256    13500 SH       SOLE                      256        0        0
TIME WARNER INC                COM              887317105      496    23600 SH       SOLE                      496        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      347     6800 SH       SOLE                      347        0        0
URBAN OUTFITTERS INC           COM              917047102      290    12100 SH       SOLE                      290        0        0